Employee benefit plans (Tables)	6 Months Ended
Sep. 30, 2021
Employee Benefit Plans [Abstract]
Net periodic benefit cost for defined benefit plans

	Millions of yen
	Six months ended September 30
	2020	2021
Service cost	¥3,361	¥3,226
Interest cost	893	1,021
Expected return on plan assets	(2,913)	(3,028)
Amortization of net actuarial losses	2,759	1,978
Amortization of prior service cost	(761)	(800)

Net periodic benefit cost	¥3,339	¥2,397

	Millions of yen
	Three months ended September 30
	2020	2021
Service cost	¥1,681	¥1,613
Interest cost	447	510
Expected return on plan assets	(1,457)	(1,514)
Amortization of net actuarial losses	1,379	989
Amortization of prior service cost	(381)	(400)

Net periodic benefit cost	¥1,669	¥1,198